Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Intangible assets, net
Accumulated amortization	¥ (401,776)	¥ (358,894)
Intangible assets, net	322,924	357,307		$ 46,178
Amortization of Intangible Assets	70,839	84,569	¥ 83,799
Estimated amortization expenses of the existing intangible assets for the next five years
2026	46,055
2027	44,004
2028	40,939
2029	27,859
2030	16,845
Internally developed software
Intangible assets, net
Intangible assets	495,004	447,705
Trademark
Intangible assets, net
Intangible assets	976	976
Supplier relationship
Intangible assets, net
Intangible assets	15,620	15,620
Customer relationship
Intangible assets, net
Intangible assets	184,800	206,000
Brand
Intangible assets, net
Intangible assets	12,100	26,400
Technology
Intangible assets, net
Intangible assets	¥ 16,200	¥ 19,500